Reconciliation of Basic and Diluted Income (Loss) Per Share (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands		3 Months Ended								12 Months Ended
		Apr. 30, 2016	Jan. 30, 2016	Oct. 31, 2015	Aug. 01, 2015	May 02, 2015	Jan. 31, 2015	Nov. 01, 2014	Aug. 02, 2014	Apr. 30, 2016	May 02, 2015	May 03, 2014
Numerator for basic income (loss) per share:
Net income (loss) from continuing operations attributable to Barnes & Noble, Inc.		$ (30,608)	$ 80,262	$ (27,203)	$ (7,751)	$ (3,019)	$ 38,977	$ (5,109)	$ 2,023	$ 14,700	$ 32,872	$ (79,140)
Inducement fee paid upon conversion of Series J preferred stock										(3,657)
Preferred stock dividends											(15,767)	(16,028)
Preferred stock dividends paid in shares										(1,783)
Accretion of dividends on preferred stock and membership units										(4,204)	(7,339)	(3,032)
Less allocation of dividends to participating securities										(1,219)
Less allocation of undistributed earnings to participating securities											(535)
Net income (loss) from continuing operations available to common shareholders										3,837	9,231	(98,200)
Net income (loss) from discontinued operations attributable to Barnes & Noble, Inc.				(12,023)	(27,123)	(16,402)	33,191	17,407	(30,472)	(39,146)	3,724	31,872
Less allocation of undistributed earnings to participating securities											(204)
Net income (loss) from discontinued operations										(39,146)	3,520	31,872
Net income (loss) available to common shareholders										(35,309)	12,751	(66,328)
Numerator for diluted income (loss) per share:
Net income (loss) from continuing operations available to common shareholders										3,837	9,231	(98,200)
Net income (loss) from discontinued operations available to common shareholders				$ (12,023)	$ (27,123)	$ (16,402)	$ 33,191	$ 17,407	$ (30,472)	(39,146)	3,724	31,872
Net income (loss) from continuing operations available to common shareholders										3,837	9,232	(98,200)
Net income (loss) available to common shareholders										(35,309)	12,752	(66,328)
Net income (loss) from discontinued operations										$ (39,146)	$ 3,520	$ 31,872
Denominator for basic income (loss) per share:
Basic weighted average common shares										72,410	60,842	58,971
Denominator for diluted income (loss) per share:
Basic weighted average shares										72,410	60,842	58,971
Preferred shares	[1]									0	0	0
Average dilutive options										118	86
Average dilutive non-participating securities										14
Diluted weighted average common shares										72,542	60,928	58,971
Basic income (loss) per common share:
Income (loss) from continuing operations		$ (0.42)	$ 1.04	$ (0.36)	$ (0.27)	$ (0.12)	$ 0.45	$ (0.16)	$ (0.05)	$ 0.05	$ 0.15	$ (1.67)
Income (loss) from discontinued operations				(0.16)	(0.41)	(0.26)	0.51	0.28	(0.51)	(0.54)	0.06	0.54
Basic income (loss) per common share										(0.49)	0.21	(1.12)
Diluted income (loss) per common share:
Income (loss) from continuing operations		$ (0.42)	$ 1.04	(0.36)	(0.27)	(0.12)	0.45	(0.16)	(0.05)	0.05	0.15	(1.67)
Income (loss) from discontinued operations				$ (0.16)	$ (0.41)	$ (0.26)	$ 0.51	$ 0.28	$ (0.51)	(0.54)	0.06	0.54
Diluted income (loss) per common share										$ (0.49)	$ 0.21	$ (1.12)
Continuing Operations
Numerator for diluted income (loss) per share:
Preferred stock dividends	[1]									$ 0	$ 0	$ 0
Accretion of dividends on preferred stock	[1]									0	0	0
Allocation of undistributed earnings to participating securities											535
Less diluted allocation of undistributed earnings to participating securities											(534)
Discontinued Operations
Numerator for basic income (loss) per share:
Net income (loss) from discontinued operations attributable to Barnes & Noble, Inc.										(39,146)	3,520	31,872
Net income (loss) from discontinued operations										(39,146)	3,520	31,872
Numerator for diluted income (loss) per share:
Allocation of undistributed earnings to participating securities											204
Less diluted allocation of undistributed earnings to participating securities											(204)
Net income (loss) from discontinued operations available to common shareholders										(39,146)	3,520	31,872
Net income (loss) from discontinued operations										$ (39,146)	$ 3,520	$ 31,872

[1]	Although the Company was in a net income position during the 52 weeks ended April 30, 2016 and May 2, 2015, the dilutive effect of the Company's convertible preferred shares was excluded from the calculation of income per share using the two-class method because the effect would be antidilutive.